Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Amounts Recognized in the Consolidated Statements of Financial Position

Amounts recognized in the consolidated statements of financial position:

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Right-of-use assets
- Non-current	2,141,293	2,277,208	509,498

Lease liabilities
- Non-current	1,757,179	2,095,605	468,868
- Current	459,849	397,705	88,982
	2,217,028	2,493,310	557,850

Schedule of Net Book Value of Right-of-use Assets

The analysis of the net book value of right-of-use assets by class of underlying assets are as follows:

	Property	Farm	Total
	MYR	MYR	MYR
	(note (i))	(note (ii))
Cost
As of January 1, 2023	–	136,880	136,880
Additions	2,352,677	–	2,352,677
Derecognition	–	(136,880)	(136,880)
As of December 31, 2023 and January 1, 2024	2,352,677	–	2,352,677
Additions	616,029	–	616,029
As of December 31, 2024	2,968,706	–	2,968,706
As of December 31, 2024 (USD)	664,213	–	664,213

Accumulated depreciation
As of January 1, 2023	–	111,992	111,992
Charge for the year	211,384	24,888	236,272
Derecognition	–	(136,880)	(136,880)
As of December 31, 2023 and January 1, 2024	211,384	–	211,384
Charge for the year	480,114	–	480,114
As of December 31, 2024	691,498	–	691,498
As of December 31, 2024 (USD)	154,715	–	154,715

Net book value
As of January 1, 2023	–	24,888	24,888
As of December 31, 2023 and January 1, 2024	2,141,293	–	2,141,293
As of December 31, 2024	2,277,208	–	2,277,208
As of December 31, 2024 (USD)	509,498	–	509,498
(i)	Property - right-of-use assets

The Group leases three properties (2023: two) to place CEA vertical farms and office with two of the leases with lease term of three years and a lease with a lease term of two years (2023: three years). For all three leases, the Company has the option to renew the lease for another three years.

(ii)	Farm - right-of-use assets

In 2021, the Group sold a CEA vertical farm to a customer and later leased back the farm from the customer with a lease term of 2 years. The transactions are accounted as a sale-and-leaseback transaction under IFRS 16. There is no option to renew and the lease ended in April 30, 2023.

Schedule of Leases Recognized in Profit or Loss

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Depreciation charge on property right-of-use assets	211,384	480,114	107,420
Depreciation charge on farm right-of-use assets	24,888	–	–
	236,272	480,114	107,420
Interest on lease liabilities (note 21)	124,157	253,389	56,693

Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities

The following tables show the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	As of December 31, 2023
	Present value of the minimum lease payment	Total minimum lease payments
	MYR	MYR
Within 1 year	459,849	485,136
More than 1 year but within 2 years	416,261	485,136
More than 2 years but within 5 years	1,186,110	1,686,256
More than 5 years	154,808	261,768
	2,217,028	2,918,296
Less: total future interest expenses		(701,268)
Present value of lease liabilities		2,217,028

	As of December 31, 2024
	Present value of the minimum lease payments	Present value of the minimum lease payments	Total minimum lease payments	Total minimum lease payments
	MYR	USD	MYR	USD
Within 1 year	397,705	88,982	629,136	140,762
More than 1 year but within 2 years	501,018	112,097	689,248	154,211
More than 2 years but within 5 years	1,594,587	356,771	1,805,975	404,067
	2,493,310	557,850	3,124,359	699,040
Less: total future interest expenses			(631,049)	(141,190)
Present value of lease liabilities			2,493,310	557,850